Notes Related to the Consolidated Statement of Income (Loss) - Summary of Operating Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Expenses [Line Items]
Depreciation and amortization	€ 4,991	€ 4,216	€ 789
Total	72,550	69,357	48,068
Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	6,786	7,008	1,789
Rental and maintenance	1,279	1,296	805
Services, subcontracting and fees	29,586	25,296	19,632
Personnel expenses	15,629	14,967	10,914
Depreciation and amortization	4,234	3,536	260
Other	66	90	68
Total	57,580	52,193	33,468
Research and development expenses | R&D
Disclosure Of Operating Expenses [Line Items]
Consumables	54	668	1,061
Rental and maintenance	117	171	279
Services, subcontracting and fees	1,099	3,543	5,043
Personnel expenses	2,268	3,056	3,013
Depreciation and amortization	283	307	68
Other	25	50	38
Total	3,846	7,795	9,502
Research and development expenses | Clinical studies
Disclosure Of Operating Expenses [Line Items]
Consumables	6,732	6,340	728
Rental and maintenance	1,162	1,125	526
Services, subcontracting and fees	28,487	21,753	14,589
Personnel expenses	13,361	11,911	7,901
Depreciation and amortization	3,951	3,229	192
Other	41	40	30
Total	53,734	44,398	23,966
General and administrative expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	224	527	33
Rental and maintenance	1,070	1,117	1,584
Services, subcontracting and fees	5,962	7,964	5,409
Personnel expenses	6,573	6,331	5,925
Depreciation and amortization	686	751	529
Other	455	474	1,120
Total	€ 14,970	€ 17,164	€ 14,600